UNITED STATES
         SECURITIES AND EXCHANGE COMMISSION
              Washington, D.C.  20549

              FORM 13F

               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Lee, Danner & Bass, Inc.
Address:  424 Church Street
      Suite 2108
      Nashville, TN  37219

13F File Number:  801-30924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark Bryan Smith
Title:   Treasurer
Phone:   615-244-7775
Signature, Place, and Date of Signing:

    Mark Bryan Smith     Nashville, Tennessee     August 4, 1999


Report Type (Check only one.):

[x]           13F HOLDINGS REPORT.
[ ]           13F NOTICE.
[ ]           13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     0

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value total: $233154

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
A. H. Belo Corp.               COM              080555105      776    39400 SH
     SOLE                    39400
AT&T Corp. Liberty Media Group COM              001957208      735    20000 SH
     SOLE                    20000
Abbott Laboratories Corp.      COM              002824100      209     4600 SH
     SOLE                     4600
American Express Co.           COM              025816109      577     4431 SH
     SOLE                     4431
American General Corp.         COM              026351106     4006    53149 SH
     SOLE                    53149
American Home Products Corp.   COM              026609107      574    10002 SH
     SOLE                    10002
American International Group I COM              026874107     2359    20121 SH
     SOLE                    20121
American Retirement Corp.      COM              028913101     1215    97168 SH
     SOLE                    97168
Ameritech Corp.                COM              030954101      365     4968 SH
     SOLE                     4968
Amgen Inc.                     COM              031162100     2252    37000 SH
     SOLE                    37000
Automatic Data Processing Inc. COM              053015103     3875    88064 SH
     SOLE                    88064
BP Amoco PLC                   COM              055622104      820     7562 SH
     SOLE                     7562
Baker Hughes, Inc.             COM              057224107      448    13365 SH
     SOLE                    13365
BankAmerica Corp.              COM              060505104      503     6866 SH
     SOLE                     6866
Bell Atlantic Corp.            COM              077853109      555     8497 SH
     SOLE                     8497
Bellsouth Corp.                COM              079860102      663    14365 SH
     SOLE                    14365
Berkshire Hathaway Class B     COM              084670207     2119      946 SH
     SOLE                      946
Berkshire Hathaway Inc.        COM              084670108     2480       36 SH
     SOLE                       36
Bristol Myers- Squibb Co.      COM              110122108      574     8152 SH
     SOLE                     8152
Burlington Northern Santa Fe C COM              12189T104     1566    50520 SH
     SOLE                    50520
CBRL Group, Inc.               COM              224100107      796    45993 SH
     SOLE                    45993
Carolina Power & Light Co.     COM              144141108      232     5428 SH
     SOLE                     5428
Caterpillar Inc.               COM              149123101     1789    29820 SH
     SOLE                    29820
Central Parking Corp.          COM              154785109     5858   171037 SH
     SOLE                   171037
Cisco Systems, Inc.            COM              17275R102    10845   168300 SH
     SOLE                   168300
CitiGroup, Inc                 COM              172967101      464     9765 SH
     SOLE                     9765
Clayton Homes Inc.             COM              184190106     1598   139712 SH
     SOLE                   139712
Coca Cola Co.                  COM              191216100     1265    20410 SH
     SOLE                    20410
Columbia/HCA Healthcare Corp.  COM              197677107    16527   724478 SH
     SOLE                   724478
Compaq Computer Corp.          COM              204493100     1000    42200 SH
     SOLE                    42200
Computer Sciences Corp.        COM              205363104     3880    56075 SH
     SOLE                    56075
Conoco Inc.                    COM              208251306     1479    53050 SH
     SOLE                    53050
Crescent Real Estate Equities  COM              225756105     1054    44400 SH
     SOLE                    44400
Dionex Corp.                   COM              254546104      259     6400 SH
     SOLE                     6400
Dollar General Corp.           COM              256669102      421    14516 SH
     SOLE                    14516
Dover Corp.                    COM              260003108      553    15800 SH
     SOLE                    15800
Duke Power Co.                 COM              264399106      552    10139 SH
     SOLE                    10139
Eli Lilly & Co.                COM              532457108      446     6228 SH
     SOLE                     6228
Exxon Corp.                    COM              302290101     2205    28585 SH
     SOLE                    28585
Federal National Mortgage Assn COM              313586109     4117    60325 SH
     SOLE                    60325
First American Corp.           COM              318900107     3938    94754 SH
     SOLE                    94754
First Union Corp.              COM              337358105      664    14098 SH
     SOLE                    14098
Ford Motor Co.                 COM              345370100     1146    20305 SH
     SOLE                    20305
GTE Corp.                      COM              362320103     1392    18439 SH
     SOLE                    18439
General Electric Co.           COM              369604103    10432    92316 SH
     SOLE                    92316
HCR Manor Care, Inc.           COM              421937103      559    23100 SH
     SOLE                    23100
Halliburton Co.                COM              406216101     1055    23325 SH
     SOLE                    23325
Hewlett Packard Co.            COM              428236103     1146    11400 SH
     SOLE                    11400
Home Depot Inc.                COM              437076102    12395   192364 SH
     SOLE                   192364
Ingram Micro Inc.              COM              457153104      202     7850 SH
     SOLE                     7850
Intel Corp.                    COM              458140100    13962   234652 SH
     SOLE                   234652
International Business Machine COM              459200101     7533    58282 SH
     SOLE                    58282
Johnson and Johnson Inc.       COM              478160104     4282    43698 SH
     SOLE                    43698
Lifepoint Hospitals, Inc.      COM              53219l109      512    38124 SH
     SOLE                    38124
Longview Fibre Co.             COM              543213102      195    12500 SH
     SOLE                    12500
Lucent Technologies, Inc.      COM              549463107     8980   133164 SH
     SOLE                   133164
MCI Worldcom, Inc.             COM              55268b106     3967    46100 SH
     SOLE                    46100
McDonalds Corp.                COM              580135101     1024    24896 SH
     SOLE                    24896
Merck & Company Inc.           COM              589331107     3291    44698 SH
     SOLE                    44698
Microsoft Corporation          COM              594918104     8543    94720 SH
     SOLE                    94720
Mobil Corp.                    COM              607059102     2656    26900 SH
     SOLE                    26900
Molex Inc. - Class A           COM              608554200     3748   118991 SH
     SOLE                   118991
Monsanto Co.                   COM              611662107      405    10240 SH
     SOLE                    10240
National Commerce Bancorporati COM              635449101      236    10784 SH
     SOLE                    10784
Newell Co.                     COM              651229106      359     7733 SH
     SOLE                     7733
Omnicom Group                  COM              681919106      237     2963 SH
     SOLE                     2963
PepsiCo Inc.                   COM              713448108      255     6600 SH
     SOLE                     6600
Pfizer Inc.                    COM              717081103     1818    16680 SH
     SOLE                    16680
Philip Morris Companies Inc.   COM              718154107      205     5090 SH
     SOLE                     5090
Procter & Gamble Co.           COM              742718109      552     6180 SH
     SOLE                     6180
Reliant Energy Inc.            COM              75952j108     1080    39100 SH
     SOLE                    39100
Republic Services Inc          COM              760759100     3368   136100 SH
     SOLE                   136100
Reuters Holdings PLC           COM              761324201      365     4505 SH
     SOLE                     4505
Royal Dutch Petroleum Co.      COM              780257804      615    10200 SH
     SOLE                    10200
SBC Communications, Inc.       COM              78387g103     1650    28442 SH
     SOLE                    28442
Schering Plough Corp.          COM              806605101      840    16008 SH
     SOLE                    16008
Schlumberger Ltd.              COM              806857108     5608    88050 SH
     SOLE                    88050
Servicemaster Co.              COM              81760n109      519    27657 SH
     SOLE                    27657
Shoneys Inc.                   COM              825039100      949   433861 SH
     SOLE                   433861
Sungard Data Systems, Inc.     COM              867363103     1559    45200 SH
     SOLE                    45200
Suntrust Banks Inc.            COM              867914103     1813    26112 SH
     SOLE                    26112
Sysco Corp.                    COM              871829107     5409   181450 SH
     SOLE                   181450
Texaco Inc.                    COM              881694103      236     3790 SH
     SOLE                     3790
Torchmark Corp.                COM              891027104     1827    53550 SH
     SOLE                    53550
Triad Hospitals, Inc.          COM              89579k109      515    38124 SH
     SOLE                    38124
Tyco International, Ltd.       COM              902124106     9458    99826 SH
     SOLE                    99826
United Technologies Corp.      COM              913017109     2693    37400 SH
     SOLE                    37400
Wal Mart Stores Inc.           COM              931142103     8713   180580 SH
     SOLE                   180580
Walt Disney Co.                COM              254687106     2142    69505 SH
     SOLE                    69505
Morgan Stanley PERQ 6%-(SunMic PFD CV           617446240     1620   231400 SH
     SOLE                   231400
Morgan Stanley PERQ-(MCI World PFD CV           617446257     2172   241300 SH
     SOLE                   241300
American Retirement Corp. Subo CONV             028913aa9     2273  2895000 PRN
     SOLE                  2895000
Assisted Living Concepts       CONV             04543lad1       27    50000 PRN
     SOLE                    50000